Trade and Notes Payable	9 Months Ended
Sep. 30, 2022
Trade and Notes Payable
Trade and Notes Payable

14. Trade and Notes Payable

Trade and notes payable consist of the following:

	As of
	December 31, 2021	September 30, 2022
Trade payable for raw materials	7,089,370	9,417,573
Notes payable	2,286,680	6,102,648
Total	9,376,050	15,520,221

An aging analysis of the trade and notes payable as at December 31, 2021 and September 30, 2022, based on the recognition date, is as follows:

	As of
	December 31, 2021	September 30, 2022
Within 3 months	7,539,833	14,790,078
Between 3 months and 6 months	1,639,286	619,430
Between 6 months and 1 year	161,913	49,608
More than 1 year	35,018	61,105
Total	9,376,050	15,520,221